Tax expense/(benefit) (Tables)	12 Months Ended
Dec. 31, 2023
Tax Expenses [Abstract]
Summary of tax expense	The following table summarizes Tax expense:

	Years ended December 31,
	2023	2022	2021
	(€ million)
Current tax expense	€3,405	€3,565	€2,294
Deferred tax expense/(benefit)	559	(840)	(342)
Tax expense/(benefit) relating to prior periods(1)	(171)	4	(41)
Total Tax expense/(benefit)	€3,793	€2,729	€1,911
________________________________________________________________________________________________________________________________________________
(1) Tax expense/(benefit) relating to prior periods includes €173 million deferred tax expense, €161 million deferred tax expense and €297 million deferred tax benefit for 2023,
2022 and 2021, respectively, primarily related to U.S. provision to return adjustments for prior year tax positions

Disclosure of reconciliation between theoretical income taxes and income taxes recognised	The reconciliation between the theoretical income tax and actual tax is calculated on the basis of the
Netherlands corporate income tax rate of 25.8 percent in 2023 and 2022 and 25.0 percent in 2021, as follows:

	Years ended December 31,
	2023	2022	2021
	(€ million)
Profit/(loss) before tax	€22,418	€19,508	€15,129
Income tax rate	25.8%	25.8%	25.0%
Theoretical income taxes	€5,784	€5,033	€3,782
Tax effect on:
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	(407)	(495)	178
Recognition and utilization of previously unrecognized deferred tax assets	(740)	(1,153)	(1,954)
Deferred tax assets not recognized and write-downs	—	47	598
Permanent differences	(470)	(406)	(656)
Tax credits	(299)	(221)	(85)
Tax rate changes	—	—	53
Withholding tax	44	21	63
Other differences	(119)	(97)	(68)
Total Tax expense	€3,793	€2,729	€1,911
Effective tax rate	16.9%	14.0%	12.6%

Disclosure of components of deferred tax assets and liabilities and their changes	The Company recognizes the net amount as either Deferred tax assets or Deferred tax liabilities, to the extent deferred taxes may be offset. Amounts recognized were as follows:

	At December 31,
	2023	2022
	(€ million)
Deferred tax assets(1)	€2,152	€2,052
Deferred tax liabilities(1)	(4,784)	(4,332)
Total Net deferred tax assets/(liabilities)	€(2,632)	€(2,280)
________________________________________________________________________________________________________________________________________________
(1) Deferred tax assets and Deferred tax liabilities include the impacts of (i) Unrecognized deferred tax assets on temporary differences; (ii) Deferred tax assets arising from tax loss carry-forwards; and (iii) Unrecognized deferred tax assets on tax loss carry-forwards, which are reflected separately below in the Changes in deferred tax position by nature summary
The significant components of Deferred tax assets and liabilities and their changes during the years ended
December 31, 2023 and 2022 were as follows:

	At January 1, 2023	Recognized in Consolidated Income Statement	Recognized in Equity	Transferred to Assets/ (Liabilities) Held for Sale	Translation differences and Other	At December 31, 2023
	(€ million)
Deferred tax liabilities arising on:
Accelerated depreciation	€(2,775)	€(315)	€—	€—	€(12)	€(3,102)
Capitalized development assets	(4,296)	332	—	—	43	(3,921)
Other Intangible assets and Intangible assets with indefinite useful lives	(3,964)	(12)	—	—	107	(3,869)
Right-of-use assets	(331)	29	—	—	26	(276)
Provision for employee benefits	(1,086)	(4)	(23)	—	35	(1,078)
Other	(1,488)	48	235	(26)	186	(1,045)
Total deferred tax liabilities	€(13,941)	€78	€212	€(26)	€385	€(13,291)
Deferred tax assets arising on:
Provisions	4,852	(304)	(37)	—	(43)	4,468
Provision for employee benefits	2,183	(208)	6	—	(28)	1,953
Lease liabilities	373	(8)	2	—	(31)	336
Impairment of tangible and intangible assets	1,269	(376)	(1)	—	(15)	877
Inventories	375	62	5	—	2	444
Allowances for doubtful accounts	58	10	(1)	—	(8)	59
Provision for buy back	169	1	—	—	(17)	153
Other	2,589	(156)	172	—	377	2,982
Total deferred tax assets	€11,868	€(979)	€146	€—	€237	€11,272
Unrecognized deferred tax assets on temporary differences[1]	(3,183)	311	11	—	(516)	(3,377)
Deferred tax assets arising on tax loss carry-forwards	9,506	(402)	—	—	(35)	9,069
Unrecognized deferred tax assets on tax loss carry-forwards	(6,531)	260	—	—	(34)	(6,305)
Total Net deferred tax assets/ (liabilities)	€(2,280)	€(732)	€369	€(26)	€37	€(2,632)
________________________________________________________________________________________________________________________________________________
(1) Unrecognized deferred tax assets on temporary differences reported in the Changes in deferred tax position by nature summary include Allowance for Corporate Equity in Italy of €1,298 million in 2023 (€1,215 million in 2022) and Advanced Corporate Tax in the United Kingdom of €26 million in 2023 (€26 million in 2022)

	At January 1, 2022	Recognized in Consolidated Income Statement	Recognized in Equity	Transferred to Assets/ (Liabilities) Held for Sale	Translation differences and Other	At December 31, 2022
	(€ million)
Deferred tax liabilities arising on:
Accelerated depreciation	€(2,662)	€19	€—	€—	€(133)	€(2,775)
Capitalized development assets	(4,313)	116	—	—	(99)	(4,296)
Other Intangible assets and Intangible assets with indefinite useful lives	(3,733)	(44)	—	—	(187)	(3,964)
Right-of-use assets	(397)	82	—	—	(16)	(331)
Provision for employee benefits	(591)	—	(477)	—	(18)	(1,086)
Other	(1,398)	(219)	162	—	(33)	(1,488)
Total deferred tax liabilities	€(13,094)	€(46)	€(315)	€—	€(486)	€(13,941)
Deferred tax assets arising on:
Provisions	4,510	211	1	(10)	140	4,852
Provision for employee benefits	2,325	(342)	12	—	188	2,183
Lease liabilities	413	(60)	—	—	20	373
Impairment of tangible and intangible assets	1,590	(319)	—	—	(2)	1,269
Inventories	250	129	—	(2)	(2)	375
Provision for buy-back	131	42	—	—	(4)	169
Allowances for doubtful accounts	115	(66)	—	(1)	10	58
Other	2,635	(178)	25	—	107	2,589
Total deferred tax assets	€11,969	€(583)	€38	€(13)	€457	€11,868
Unrecognized deferred tax assets on temporary differences	(3,462)	466	(26)	9	(170)	(3,183)
Deferred tax assets arising on tax loss carry-forwards	8,803	469	—	2	232	9,506
Unrecognized deferred tax assets on tax loss carry-forwards	(6,663)	373	—	(3)	(238)	(6,531)
Total Net deferred tax assets / (liabilities)	€(2,447)	€680	€(303)	€(5)	€(205)	€(2,280)

Summary of tax loss carry-forwards

	Tax loss carry-forward (after application of the current tax rate)	Recognized deferred tax assets on tax loss carry- forward	Unrecognized deferred tax assets on tax loss carry- forwards (after application of the current tax rate)
	At December 31, 2023
	(€ million)
Tax Groups:
France	€1,663	€(1,645)	€18
Germany	120	(120)	—
Spain	561	(63)	498
Italy	3,499	(605)	2,894
Other Jurisdictions:
Brazil	2,411	—	2,411
Others	815	(331)	484
Total	€9,069	€(2,764)	€6,305

	Tax loss carry-forward (after application of the current tax rate)	Recognized deferred tax assets on tax loss carry- forward	Unrecognized deferred tax assets on tax loss carry- forwards (after application of the current tax rate)
	At December 31, 2022
	(€ million)
Tax Groups:
France	€2,066	€(2,050)	€16
Germany	249	(249)	—
Spain	597	(53)	544
Italy	3,640	(486)	3,154
Other Jurisdictions:
Brazil	2,252	—	2,252
Others	702	(136)	566
Total	€9,506	€(2,975)	€6,531